Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	$ 3,559		$ 4,106		$ 4,590
Assets, Net gains (losses) In operations	27	[1]	(396)	[2]	(260)	[3]
Assets, Net gains (losses) In OCI	29		7		80
Assets, Purchases	94		249		457
Assets, Sales	(196)		(415)		(435)
Assets, Transfers in to Level 3	203		142		51
Assets, Transfers out of Level 3	(4)		(134)		(377)
Assets, ending balance	3,712		3,559		4,106
Liability value, beginning balance	1,005		(753)		(1,911)
Liability, Net gains (losses) In operations	(671)		1,758	[2]	1,158	[3]
Liability, Net gains (losses) In OCI	0		0		0
Liability, Purchases	0		0		0
Liability, Sales	0		0		0
Liability, Transfers into Level 3	0		0		0
Liability, Transfers out of Level 3	0		0		0
Liability value, ending balance	334		1,005		(753)
Future policy benefits and claims [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability value, beginning balance	1,010		(748)		(1,905)
Liability, Net gains (losses) In operations	(673)		1,758	[2]	1,157	[3]
Liability, Net gains (losses) In OCI	0		0		0
Liability, Purchases	0		0		0
Liability, Sales	0		0		0
Liability, Transfers into Level 3	0		0		0
Liability, Transfers out of Level 3	0		0		0
Liability value, ending balance	337		1,010		(748)
Future policy benefits and claims [Member] | Living Benefits [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability value, beginning balance	1,094	[4]	(657)		(1,842)
Liability, Net gains (losses) In operations	(673)	[4]	1,751	[2]	1,185	[3]
Liability, Net gains (losses) In OCI	0	[4]	0		0
Liability, Purchases	0	[4]	0		0
Liability, Sales	0	[4]	0		0
Liability, Transfers into Level 3	0	[4]	0		0
Liability, Transfers out of Level 3	0	[4]	0		0
Liability value, ending balance	421	[4]	1,094	[4]	(657)
Future policy benefits and claims [Member] | Indexed Products [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability value, beginning balance	(84)	[4]	(91)		(63)
Liability, Net gains (losses) In operations			7	[2]	(28)	[3]
Liability, Net gains (losses) In OCI	0	[4]	0		0
Liability, Purchases	0	[4]	0		0
Liability, Sales	0	[4]	0		0
Liability, Transfers into Level 3	0	[4]	0		0
Liability, Transfers out of Level 3	0	[4]	0		0
Liability value, ending balance	(84)	[4]	(84)	[4]	(91)
Derivative Financial Instruments, Liabilities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability value, beginning balance	(5)	[4],[5]	(5)	[5]	(6)	[5]
Liability, Net gains (losses) In operations	2	[4]			1	[3],[5]
Liability, Net gains (losses) In OCI	0	[4]	0	[5]	0	[5]
Liability, Purchases	0	[4]	0	[5]	0	[5]
Liability, Sales	0	[4]	0	[5]	0	[5]
Liability, Transfers into Level 3	0	[4]	0	[5]	0	[5]
Liability, Transfers out of Level 3	0	[4]	0	[5]	0	[5]
Liability value, ending balance	(3)	[4]	(5)	[4],[5]	(5)	[5]
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	1,088	[4],[6]	1,197	[6],[7]	1,591	[7]
Assets, Net gains (losses) In operations	(4)	[1],[4]	(1)	[2],[6]	4	[3],[7]
Assets, Net gains (losses) In OCI	27	[4]	1	[6]	77	[7]
Assets, Purchases	52	[4]	115	[6]	107	[7]
Assets, Sales	(170)	[4]	(232)	[6]	(256)	[7]
Assets, Transfers in to Level 3	203	[4]	142	[6]	51	[7]
Assets, Transfers out of Level 3	(4)	[4]	(134)	[6]	(377)	[7]
Assets, ending balance	1,192	[4]	1,088	[4],[6]	1,197	[6],[7]
Fixed maturity securities [Member] | Corporate private securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	803		772		1,209
Assets, Net gains (losses) In operations	(4)	[1]	(1)	[2]	2	[3]
Assets, Net gains (losses) In OCI	6		(2)		13
Assets, Purchases	52		91		69
Assets, Sales	(140)		(117)		(187)
Assets, Transfers in to Level 3	197		127		40
Assets, Transfers out of Level 3			(67)		(374)
Assets, ending balance	914		803		772
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	194		291		251
Assets, Net gains (losses) In operations					2	[3]
Assets, Net gains (losses) In OCI	15		10		53
Assets, Purchases			6		36
Assets, Sales	(23)		(62)		(61)
Assets, Transfers in to Level 3			15		10
Assets, Transfers out of Level 3	(4)		(66)
Assets, ending balance	182		194		291
Fixed maturity securities [Member] | Other fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	91		134		131
Assets, Net gains (losses) In OCI	6		(7)		11
Assets, Purchases			18		2
Assets, Sales	(7)		(53)		(8)
Assets, Transfers in to Level 3	6				1
Assets, Transfers out of Level 3			(1)		(3)
Assets, ending balance	96		91		134
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	45		62		43
Assets, Net gains (losses) In operations	1	[1]	(6)	[2]	16	[3]
Assets, Net gains (losses) In OCI	2		6		3
Assets, Purchases			5
Assets, Sales	(11)		(22)
Assets, ending balance	37		45		62
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	343	[4],[5]	822	[5]	1,004	[5]
Assets, Net gains (losses) In operations	9	[1],[4]	(447)	[2],[5]	(353)	[3],[5]
Assets, Purchases	42	[4]	129	[5]	350	[5]
Assets, Sales	(15)	[4]	(161)	[5]	(179)	[5]
Assets, ending balance	379	[4]	343	[4],[5]	822	[5]
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, beginning balance	2,083		2,025		1,952
Assets, Net gains (losses) In operations	21	[1]	58	[2]	73	[3]
Assets, ending balance	$ 2,104		$ 2,083		$ 2,025

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders, and therefore are not included in the Company's earnings. The change in unrealized gains included in operations on assets and liabilities still held at the end of the quarter was $119 million for derivative assets, $7 million for other investments at fair value and $2 million for derivative liabilities.
[2]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[3]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[4]	Refer to Note 8 of the 2013 audited consolidated financial statements for a discussion of valuation inputs. There have been no material changes to these inputs as of September 30, 2014.
[5]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[6]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[7]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.